UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada November 8, 2011
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 3,784,556
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
09/30/2011

AGRIUM INC.            Common 008916108  69553  997175   SHS Sole None   997175
BANK OF MONTREAL       Common 063671101  241    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  98381  1866099  SHS Sole None   1866099
BARRICK GOLD CORP      Common 067901108  262154 5338100  SHS Sole None   5338100
BAYTEX ENERGY CORPORAT Common 07317Q105  2848   65000    SHS Sole None   65000
CAE INC.               Common 124765108  20466  2081975  SHS Sole None   2081975
CAMECO CORP            Common 13321L108  33065  1718550  SHS Sole None   1718550
CANADIAN NATIONAL RAIL Common 136375102  81052  1157394  SHS Sole None   1157394
CANADIAN NATURAL RESOU Common 136385101  102744 3339111  SHS Sole None   3339111
CANADIAN PACIFIC RAILW Common 13645T100  50222  994095   SHS Sole None   994095
CELESTICA INC          Common 15101Q108  14978  1968161  SHS Sole None   1968161
ENBRIDGE INC           Common 29250N105  3978   118925   SHS Sole None   118925
ENCANA CORP            Common 292505104  112175 5561470  SHS Sole None   5561470
GOLDCORP INC           Common 380956409  107224 2230575  SHS Sole None   2230575
IMPERIAL OIL LTD       Common 453038408  101653 2700676  SHS Sole None   2700676
MAGNA INTERNATIONAL CL ClassA 559222401  93725  2704909  SHS Sole None   2704909
MANULIFE FINANCIAL COR Common 56501R106  117171 9813290  SHS Sole None   9813290
OPEN TEXT CORP         Common 683715106  19050  347760   SHS Sole None   347760
POTASH CORP            Common 73755L107  195101 4311635  SHS Sole None   4311635
PRECISION DRILLING TRU Common 740215108  78262  8964716  SHS Sole None   8964716
ROYAL BANK OF CANADA   Common 780087102  172373 3586630  SHS Sole None   3586630
SHAW COMMUNICATIONS IN ClassB 82028K200  41591  1956300  SHS Sole None   1956300
SUNCOR ENERGY INC      Common 8677229106 176316 6588783  SHS Sole None   6588783
TALISMAN ENERGY INC    Common 87425E103  83120  6453435  SHS Sole None   6453435
TECK RESOURCES LTD. CL classB 878742204  94871  3068260  SHS Sole None   3068260
THOMSON REUTERS COPR   Common 884903105  81509  2870025  SHS Sole None   2870025
TORONTO-DOMINION BANK  Common 891160509  339231 4547941  SHS Sole None   4547941
ACCENTURE PLC - CL A   ClassA G1151C101  24295  461184   SHS Sole None   461184
AFLAC INC              Common 001055102  36634  1048177  SHS Sole None   1048177
ALLIANCE BERNSTEIN ARI Common 01864E797  353    32195    SHS Sole None   32195
ALLIANCE INTERNATIONAL Common 018913400  187    16804    SHS Sole None   16804
ANADARKO PETROLEUM COR Common 032511107  42345  671612   SHS Sole None   671612
APPLIED MATERIALS INC  Common 038222105  37013  3572638  SHS Sole None   3572638
AUTOMATIC DATA PROCESS Common 53015103   38     800      SHS Sole None   800
BARRICK GOLD CORP      Common 067901108  39058  837265   SHS Sole None   837265
BEST BUY CO INC        Common 086516101  40780  1750217  SHS Sole None   1750217
BOEING CO              Common 097023105  60971  1007618  SHS Sole None   1007618
CHESAPEAKE ENERGY CORP Common 165167107  22577  883659   SHS Sole None   883659
CHUBB CORP             Common 171232101  19449  324207   SHS Sole None   324207
CLARK HOLDINGS INC.    Common 18145M109  0      200      SHS Sole None   200
DELL INC.              Common 24702R101  30923  2186920  SHS Sole None   2186920
FLUOR CORP             Common 343412102  26673  573004   SHS Sole None   573004
FREEPORT-MCMORAN COPPE Common 35671D857  21821  716616   SHS Sole None   716616
GARMIN LTD             Common H2906T109  33016  1039231  SHS Sole None   1039231
GOLDMAN SACHS GROUP IN Common 38141G104  45096  476953   SHS Sole None   476953
HARMAN INTERNATIONAL   Common 413086109  17256  603779   SHS Sole None   603779
INTEL CORP             Common 458140100  45754  2144044  SHS Sole None   2144044
JOHNSON & JOHNSON      Common 478160104  66986  1051745  SHS Sole None   1051745
JPMORGAN CHASE & CO    Common 46625H100  37773  1254071  SHS Sole None   1254071
MARATHON PETROLEUM COR Common 56585A102  9964   368210   SHS Sole None   368210
MCGRAW-HILL COMPANIES  Common 580645109  41209  1005086  SHS Sole None   1005086
MICROSOFT CORPORATION  Common 594918104  77241  3103311  SHS Sole None   3103311
MONSANTO CO            Common 61166W101  63658  1060268  SHS Sole None   1060268
NABORS INDUSTRIES LTD  Common G6359F103  18676  1523296  SHS Sole None   1523296
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  31924  523175   SHS Sole None   523175
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PROCTER & GAMBLE       Common 742718109  9543   151049   SHS Sole None   151049
PROSHARES ULTRA MSCI J Common 74347X708  6      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  27060  556452   SHS Sole None   556452
SANDISK CORPORATION    Common 80004C101  5993   148489   SHS Sole None   148489
SANDRIDGE ENERGY INC.  Common 80007P307  3      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  41558  695763   SHS Sole None   695763
SPDR TRUST SERIES 1    Common 78462F103  21     187      SHS Sole None   187
SPECTRA ENERGY CORP    Common 847560109  39949  1628557  SHS Sole None   1628557
STATE STREET CORP      Common 857477103  29768  925637   SHS Sole None   925637
SUNCOR ENERGY INC      Common 867224107  21587  848528   SHS Sole None   848528
THE MOSAIC CO          Common 61945C103  26844  548179   SHS Sole None   548179
THE WALT DISNEY CO.    Common 254687106  35846  1188543  SHS Sole None   1188543
TRANSOCEAN LIMITED     Common H8817H100  36248  759277   SHS Sole None   759277
VANGUARD HIGH YIELD CO Common 922031760  184    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  495    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  937    79441    SHS Sole None   79441
WALGREEN CO            Common 931422109  16559  503460   SHS Sole None   503460
WELLS FARGO & COMPANY  Common 949746101  47230  1958112  SHS Sole None   1958112